Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2013	December 31, 2012
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$2,149	$660
Long-term - commodity swaps	$670	$491
Long-term - interest rate swaps	$19,199	$-

Derivatives designated in a hedging relationship
Current - commodity swaps	$-	$913

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$9,863	$2,447
Long-term - interest rate swaps	$9,870	$1,307
Current - foreign currency exchange agreements	$-	$80
Current - wood waste supply agreement	$208	$-
Long-term - wood waste supply agreement	$598	$-

Derivatives designated in a hedging relationship

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$31,980	$-	$-	$31,980
Funded landfill post-closure costs	10,690	-	-	10,690
Other assets - commodity swaps	-	-	2,819	2,819
Other assets - interest rate swaps	-	19,199	-	19,199
Other liabilities - commodity swaps (designated in a
Other liabilities - interest rate swaps (designated in a
Other liabilities - interest rate swaps	-	(19,733)	-	(19,733)
Other liabilities - wood waste supply agreement	-	-	(806)	(806)
	$42,670	$(534)	$2,013	$44,149

			December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$29,940	$-	$-	$29,940
Funded landfill post-closure costs	9,885	-	-	9,885
Other assets - commodity swaps (designated in a hedging relationship)	-	-	913	913
Other assets - commodity swaps	-	-	1,151	1,151
Other liabilities - interest rate swaps	-	(3,754)	-	(3,754)
Other liabilities - foreign currency exchange agreements	-	(80)	-	(80)
	$39,825	$(3,834)	$2,064	$38,055

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	December 31
Significant unobservable inputs (Level 3)	2013	2012

Balance, beginning of year	$2,064	$2,258
Realized gains included in the statement of operations, during the year	1,308	513
Unrealized gains included in the statement of operations, during the year	867	928
Unrealized losses included in accumulated other comprehensive loss, during the year	(913)	(1,126)
Settlements	(1,308)	(513)
Foreign currency translation adjustment	(5)	4
Balance, end of year	$2,013	$2,064

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2013	2012

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive income, interest rate swaps	$-	$3,854
Other comprehensive loss, commodity swaps	(1,051)	(2,250)
Total other comprehensive (loss) income, net of income tax	$(1,051)	$1,604

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2013	2012

Reclassifications from accumulated other comprehensive income or loss to net income or loss
Gains (losses) on cash flow hedges:
Commodity swaps - recorded in operating expenses	$704	$2,336
Interest rate swaps - recorded in interest on long-term debt	-	(1,830)
	704	506
Income tax - recorded in income tax expense or recovery	(247)	(177)
Total gains on cash flow hedges reclassified from accumulated other comprehensive income or loss	$457	$329

Discontinuation of hedge accounting:
Interest rate swaps - recorded in net gain or loss on financial instruments	$-	$4,370
Income tax - recorded in income tax expense or recovery	-	(1,530)
Total discontinuation of hedge accounting reclassified from accumulated other comprehensive income or loss	$-	$2,840

Total amount reclassified from accumulated other comprehensive income or loss	$457	$3,169

Schedule Of Commodity Swap Derivative Instruments United States [Table Text Block]
U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
June 1, 2012	62,500	$3.69	Diesel Fuel Index	November 1, 2013	June 30, 2014
May 9, 2012	150,000	$3.85	Diesel Fuel Index	January 1, 2014	December 31, 2014
May 24, 2012	150,000	$3.79	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	300,000	$3.73	Diesel Fuel Index	January 1, 2014	December 31, 2014
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Schedule Of Commodity Swap Derivative Instruments Canada [Table Text Block]
Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

May 9, 2012	260,000	$0.61	NYMEX WTI Index	January 1, 2013	December 31, 2014
May 23, 2012	260,000	$0.60	NYMEX WTI Index	January 1, 2013	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2014	December 31, 2014
June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Schedule Of Interest Rate Swap Derivative Instruments [Table Text Block]
Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

October 26, 2010	$160,000	1.07%	0.25%	November 2, 2010	July 2, 2014
March 25, 2011	$60,000	1.61%	0.25%	April 4, 2011	July 2, 2014
June 29, 2011	$30,000	1.13%	0.25%	July 5, 2011	July 2, 2014
August 30, 2013	$35,000	2.97%	0.25%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.25%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.25%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.25%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.25%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.25%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.25%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.25%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.25%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.25%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.25%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.25%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.25%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.25%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.25%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.25%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.25%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.25%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.25%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.25%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.25%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.25%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.25%	January 2, 2014	September 28, 2018

Derivative Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]
				December 31, 2013
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$19,382	$9,696	$9,434	$252	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	December 31
	2013	2012

Net (gain) loss on financial instruments
Funded landfill post-closure costs	$(87)	$(59)
Interest rate swaps	(3,251)	2,269
Fuel hedges	(1,699)	(928)
Wood waste supply agreement	832	-
Foreign currency exchange agreements	(77)	443
	$(4,282)	$1,725